EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2020	Mar. 31, 2019
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	1.46%	1.64%
Actuarial assumption of expected rates of salary increases, pension obligation	2.92%	2.92%
Actuarial assumption of discount rates, net pension cost	1.64%	1.88%
Actuarial assumption of expected rates of salary increases, net pension cost	2.92%	2.86%
Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	3.96%	3.33%
Actuarial assumption of expected rates of salary increases, pension obligation	3.66%	3.65%
Actuarial assumption of discount rates, net pension cost	3.33%	3.48%
Actuarial assumption of expected rates of salary increases, net pension cost	3.66%	3.65%